Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 30, 2024	Mar. 18, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement					$ 3,286
Increase (Decrease) in Accounts Payable			$ 2,161	$ 1,358	$ 3,862	$ 1,390
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					201,965	239,464
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			6 years 3 months 18 days		6 years 9 months 18 days
[custom:RegistrationRightsAgreement]					$ 5
Payments for Other Fees			$ 8,000		$ 8,000
Minimum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01	$ 0.01
Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.00	$ 3.00
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized					10,000,000
Preferred Stock, Shares Outstanding					0
Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					5 years
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				482,171
Proceeds from Issuance of Private Placement				$ 3,286	$ 6	$ 13,396
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				27,413
Share Price				$ 0.01
Private Placement [Member] | Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					1 year
Private Placement [Member] | Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						1 year
Private Placement [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						2 years
Board of Directors Chairman [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 0.00001
Common Class A [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	9,500,000				370,000
Proceeds from Issuance of Private Placement					$ 192
Equity Method Investment, Realized Gain (Loss) on Disposal			$ 147
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				130,000
Common Stock, Shares Authorized			285,000,000		285,000,000	285,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01	$ 18.00
Other Commitment					$ 1,500
[custom:CashFromAggregatePurchasePrice]					30.00%
Legal Fees					$ 75
Common Class A [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		9,500,000			36,367
Proceeds from Issuance Initial Public Offering					$ 73
Payments for Other Fees					$ 1,577
Common Class A [Member] | Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					407,000
Share Price					$ 1.18
Common Class A [Member] | Unaffiliated Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			521,739
Proceeds from Issuance of Private Placement			$ 600
Common Class A [Member] | Vendors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			610,586
Increase (Decrease) in Accounts Payable			$ 700
Common Class A [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			166,875
Common Class B [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement			$ 125,000
Common Stock, Shares Authorized					5,000,000	5,000,000
Series A Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion					2,254,901
Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						605,000
Sale of Stock, Number of Shares Issued in Transaction					482,171
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						1,958,312
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						560,000
Share Price						$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					27,413